Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Group’s CODM

The Group’s CODM is the CEO of the Company.

	Year ended December 31, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$856	$856
Total	-	856	856

Cost of revenues	-	225	225
Research and development expenses	2,097	-	2,097
Sales and marketing	-	912	912
Impairment of intangible assets	-	115	115
General and administrative expenses	6,279	92	6,371
Other income, net	(490)	-	(490)

Segment loss	7,886	488	8,374
Company’s share of losses of company accounted for at equity, net			500
Gain from sale of an associate			(2,231)
Finance expense, net			5,921

Loss			12,564
	Year ended December 31, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,306	$1,306
Total	-	1,306	1,306

Cost of revenues	-	800	800
Research and development expenses	1,707	-	1,707
Sales and marketing	-	1,515	1,515
Impairment of intangible assets	-	1,344	1,344
General and administrative expenses	4,436	90	4,526
Other income, net	(1,270)	-	(1,270)

Segment loss (gain)	4,873	2,443	7,316

Equity losses from the investment in MitoCareX			429
Finance expense (income), net			(259)
Tax income			(14)

Loss			7,472

	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Cost of revenues	-	683	683
Research and development expenses	1,641	-	1,641
Sales and marketing	-	2,484	2,484
Impairment of intangible assets	-	1,042	1,042
General and administrative expenses	3,718	126	3,844
Other income, net	-	-	-

Segment loss (gain)	5,359	1,456	6,815

Company’s share of losses of company accounted for at equity, net			210
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883
	As of December 31, 2025
	Drug Development	Online Sales	Total

Segment assets	$6,224	$1,398	$7,622
Segment liabilities	$2,213	$262	$2,475

	As of December 31, 2024
	Drug Development	Online Sales	Total

Segment assets	$8,407	$1,764	$10,171
Segment liabilities	$1,194	$226	$1,420